UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2111
                                   ------------


                             AXP GROWTH SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:    10/31
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                       RIVERSOURCE DISCIPLINED EQUITY FUND

                                AT OCT. 31, 2005

Investments in Securities

RiverSource Disciplined Equity Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.9%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (1.9%)
Boeing                                         13,982                 $903,796
Goodrich                                        2,918                  105,252
Rockwell Collins                                6,474                  296,639
United Technologies                            23,328                1,196,260
Total                                                                2,501,947

Air Freight & Logistics (0.5%)
FedEx                                           8,070                  741,875

Auto Components (0.1%)
Delphi                                         19,339                    7,832
Johnson Controls                                2,710                  184,416
Total                                                                  192,248

Automobiles (1.0%)
Ford Motor                                     59,497                  495,015
General Motors                                 19,047                  521,887
Harley-Davidson                                 7,703(c)               381,530
Total                                                                1,398,432

Beverages (1.7%)
Coca-Cola                                      54,536                2,333,050

Biotechnology (0.3%)
Gilead Sciences                                 8,252(b)               389,907

Capital Markets (2.1%)
Bear Stearns Companies                          2,977                  314,967
Franklin Resources                             11,019                  973,748
Lehman Brothers Holdings                        6,573                  786,591
Merrill Lynch & Co                              3,855                  249,573
Morgan Stanley                                 10,063                  547,528
Total                                                                2,872,407

Chemicals (0.5%)
Monsanto                                       10,060                  633,881

Commercial Banks (1.4%)
Comerica                                        3,962                  228,924
KeyCorp                                         5,983                  192,892
Natl City                                      22,024                  709,834

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Banks (cont.)
PNC Financial Services Group                   10,111                 $613,839
Wachovia                                        2,649                  133,827
Total                                                                1,879,316

Commercial Services & Supplies (0.1%)
Equifax                                         3,937                  135,708

Communications Equipment (1.1%)
Comverse Technology                             9,884(b)               248,088
Corning                                        25,798(b)               518,281
Motorola                                       20,337                  450,668
Scientific-Atlanta                              3,865                  136,976
Tellabs                                        11,862(b)               113,401
Total                                                                1,467,414

Computers & Peripherals (2.8%)
Hewlett-Packard                                94,980                2,663,239
Lexmark Intl Cl A                               1,816(b)                75,400
NCR                                             5,436(b)               164,276
Network Appliance                              12,591(b)               344,490
QLogic                                         19,572(b)               590,292
Total                                                                3,837,697

Consumer Finance (0.3%)
MBNA                                           14,538                  371,737

Distributors (0.2%)
Genuine Parts                                   4,854                  215,372

Diversified Financial Services (7.6%)
CIT Group                                       4,009                  183,332
Citigroup                                      84,808                3,882,510
iShares MSCI EAFE
  Index Fund                                  110,400                6,215,520
Total                                                               10,281,362

Diversified Telecommunication Services (6.1%)
AT&T                                           40,392                  798,954
BellSouth                                      84,339                2,194,501

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Diversified Telecommunication Services (cont.)
SBC Communications                            118,859               $2,834,787
Verizon Communications                         76,382                2,406,797
Total                                                                8,235,039

Electric Utilities (3.2%)
Allegheny Energy                                3,004(b)                84,893
American Electric Power                         8,425                  319,813
CenterPoint Energy                             19,683                  260,603
Edison Intl                                     7,885                  345,048
Exelon                                         26,210                1,363,706
FPL Group                                       5,382                  231,749
PG&E                                           10,993                  399,925
TECO Energy                                     9,536                  164,973
TXU                                            11,741                1,182,906
Total                                                                4,353,616

Electrical Equipment (0.3%)
American Power Conversion                       6,587                  140,896
Rockwell Automation                             3,988                  211,962
Total                                                                  352,858

Electronic Equipment & Instruments (0.1%)
Jabil Circuit                                   3,704(b)               110,564

Energy Equipment & Services (1.5%)
Halliburton                                    13,539                  800,155
Natl Oilwell Varco                              5,766(b)               360,202
Noble                                           2,036                  131,078
Transocean                                     13,352(b)               767,606
Total                                                                2,059,041

Food & Staples Retailing (4.3%)
Albertson's                                    14,149                  355,281
CVS                                            26,949                  657,825
Kroger                                         26,816(b)               533,638
Safeway                                        25,543                  594,130
SYSCO                                           4,436                  141,553
Wal-Mart Stores                                74,621                3,530,320
Total                                                                5,812,747

See accompanying notes to investments in securities.

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1 -- RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Food Products (0.5%)
Archer-Daniels-Midland                         28,840(c)              $702,831

Health Care Equipment & Supplies (0.6%)
Becton, Dickinson & Co                          3,982                  202,087
Biomet                                          2,427                   84,532
Medtronic                                      10,087                  571,529
Total                                                                  858,148

Health Care Providers & Services (8.5%)
Aetna                                          12,936                1,145,612
Cardinal Health                                 5,545(c)               346,618
Caremark Rx                                    14,262(b)               747,329
CIGNA                                          11,398                1,320,686
Coventry Health Care                            6,325(b)               341,487
Express Scripts                                 5,576(b)               420,486
HCA                                            18,040                  869,348
Humana                                          5,067(b)               224,924
McKesson                                       12,771                  580,187
Medco Health Solutions                          7,978(b)               450,757
Quest Diagnostics                               4,584                  214,119
Tenet Healthcare                               11,188(b)                94,203
UnitedHealth Group                             41,119                2,380,379
WellPoint                                      30,940(b)             2,310,599
Total                                                               11,446,734

Hotels, Restaurants & Leisure (1.0%)
Darden Restaurants                              4,418                  143,232
Harrah's Entertainment                          8,056                  487,227
Marriott Intl Cl A                              3,294                  196,388
Wendy's Intl                                    4,785                  223,555
Yum! Brands                                     6,453                  328,264
Total                                                                1,378,666

Household Durables (2.0%)
Centex                                          9,592                  617,245
DR Horton                                      22,231                  682,269
KB HOME                                         5,316                  347,401
Lennar Cl A                                     2,507                  139,339
Pulte Homes                                    17,481                  660,607
Whirlpool                                       2,816                  221,056
Total                                                                2,667,917

Household Products (0.3%)
Kimberly-Clark                                  6,076                  345,360

Industrial Conglomerates (0.8%)
3M                                             14,197                1,078,688

Insurance (5.1%)
Allstate                                       19,119                1,009,292
Ambac Financial Group                           4,537                  321,628
Aon                                             7,631                  258,309
Hartford Financial
  Services Group                                2,290                  182,628
Jefferson-Pilot                                 2,029                  111,352
Lincoln Natl                                    8,756                  443,141
Loews                                           8,429                  783,728
Marsh & McLennan
  Companies                                    14,338                  417,953
MBIA                                            5,309                  309,196
Prudential Financial                           25,288                1,840,713

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Insurance (cont.)
Safeco                                          1,299                  $72,354
St. Paul Travelers Companies                   17,009                  765,915
Torchmark                                       3,597                  190,030
UnumProvident                                   9,896                  200,790
Total                                                                6,907,029

IT Services (0.7%)
Affiliated Computer
  Services Cl A                                 2,305(b)               124,724
Automatic Data Processing                       1,627                   75,916
Convergys                                      11,645(b)               189,231
Electronic Data Systems                        11,824                  275,617
Sabre Holdings Cl A                             6,183                  120,754
Unisys                                         17,838(b)                91,152
Total                                                                  877,394

Leisure Equipment & Products (0.3%)
Eastman Kodak                                  15,799                  345,998
Mattel                                          8,419                  124,180
Total                                                                  470,178

Machinery (0.4%)
ITT Inds                                        2,789                  283,362
PACCAR                                          4,329                  303,117
Total                                                                  586,479

Media (0.2%)
Walt Disney                                    13,238(c)               322,610

Metals & Mining (0.4%)
Nucor                                           4,197                  251,190
Phelps Dodge                                    2,050                  246,964
Total                                                                  498,154

Multi-Utilities & Unregulated Power (1.9%)
AES                                            31,821(b)               505,636
CMS Energy                                     10,719(b)               159,820
Constellation Energy Group                      2,890                  158,372
Dominion Resources                              2,717                  206,709
Duke Energy                                    22,517                  596,250
Public Service Enterprise Group                13,161                  827,695
Sempra Energy                                   2,652                  117,484
Total                                                                2,571,966

Multiline Retail (1.2%)
Dollar General                                  7,198                  139,929
Federated Dept Stores                          11,027                  676,727
JC Penney                                       6,529                  334,285
Nordstrom                                      12,934                  448,163
Total                                                                1,599,104

Oil & Gas (13.0%)
Amerada Hess                                    1,485                  185,774
Anadarko Petroleum                              3,635                  329,731
Burlington Resources                            6,452                  465,963
Chevron                                        65,004                3,709,779
ConocoPhillips                                 39,802                2,602,255
Devon Energy                                   13,324                  804,503
El Paso                                        19,633                  232,847
EOG Resources                                   6,046                  409,798
Exxon Mobil                                   113,186(c)             6,354,263
Kinder Morgan                                   5,817                  528,765
Marathon Oil                                    5,578                  335,572

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Oil & Gas (cont.)
Occidental Petroleum                            8,384                 $661,330
Sunoco                                          6,760                  503,620
Valero Energy                                   3,866                  406,858
Total                                                               17,531,058

Pharmaceuticals (8.1%)
Abbott Laboratories                             9,767                  420,469
Allergan                                        2,215                  197,800
Bristol-Myers Squibb                           71,995                1,524,134
Johnson & Johnson                              68,079                4,263,108
Merck & Co                                    113,113                3,192,049
Pfizer                                         61,834                1,344,271
Total                                                               10,941,831

Real Estate Investment Trust (0.3%)
Equity Office Properties Trust                  6,957                  214,275
Simon Property Group                            1,953                  139,874
Total                                                                  354,149

Road & Rail (0.8%)
Burlington Northern Santa Fe                   11,727                  727,777
CSX                                             6,339                  290,390
Total                                                                1,018,167

Semiconductors & Semiconductor Equipment (1.4%)
Broadcom Cl A                                   4,780(b)               202,959
Intel                                          46,586                1,094,770
LSI Logic                                      11,706(b)                94,936
Natl Semiconductor                              5,563                  125,891
NVIDIA                                         11,473(b)               384,919
Total                                                                1,903,475

Software (2.9%)
Autodesk                                        9,357                  422,281
Compuware                                      28,997(b)               234,586
Microsoft                                      69,193                1,778,261
Oracle                                        113,833(b)             1,443,402
Total                                                                3,878,530

Specialty Retail (2.0%)
Best Buy                                        6,318(c)               279,635
Home Depot                                     50,354                2,066,528
Office Depot                                   10,899(b)               300,049
Total                                                                2,646,212

Textiles, Apparel & Luxury Goods (0.5%)
Coach                                           6,160(b)               198,229
Nike Cl B                                       4,448                  373,854
VF                                              2,562                  133,865
Total                                                                  705,948

Thrifts & Mortgage Finance (3.5%)
Countrywide Financial                           6,048                  192,145
Fannie Mae                                     42,942                2,040,604
Freddie Mac                                    16,739                1,026,938
MGIC Investment                                 3,110                  184,236
Washington Mutual                              31,267                1,238,173
Total                                                                4,682,096

Tobacco (5.2%)
Altria Group                                   90,752                6,810,937
UST                                             6,330                  261,999
Total                                                                7,072,936

See accompanying notes to investments in securities.

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2 -- RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Trading Companies & Distributors (0.1%)
WW Grainger                                     2,096                 $140,390

Total Common Stocks
(Cost: $130,084,202)                                              $133,362,268

Short-Term Security (1.0%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Charta LLC
  11-01-05                4.04%            $1,300,000               $1,299,854

Total Short-Term Security
(Cost: $1,300,000)                                                  $1,299,854

Total Investments in Securities
(Cost: $131,384,202)(d)                                           $134,662,122

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b)   Non-income producing.

(c) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                               Contracts
      Purchase contracts
      S&P 500 Index, Dec. 2005                                         100,000

(d) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $131,384,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 8,009,000
      Unrealized depreciation                                       (4,731,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 3,278,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

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3 -- RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6263-80 D (12/05)

                                 AXP GROWTH FUND

                           A FEEDER FUND INVESTING IN

                                GROWTH PORTFOLIO

                       PORTFOLIO HOLDINGS AT OCT. 31, 2005

Investments in Securities

Growth Portfolio

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (96.6%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (1.1%)
Boeing                                        174,832              $11,301,140
Goodrich                                       72,802                2,625,968
Honeywell Intl                                120,389                4,117,304
Lockheed Martin                               273,766               16,579,269
Total                                                               34,623,681

Airlines (0.2%)
Continental Airlines Cl B                     220,100(b)             2,850,295
US Airways Group                               87,534(b)             2,160,339
Total                                                                5,010,634

Beverages (1.5%)
PepsiCo                                       801,397               47,346,535

Biotechnology (3.4%)
Amgen                                         699,339(b)            52,981,922
Biogen Idec                                   307,226(b)            12,482,592
Genentech                                     318,228(b)            28,831,457
Gilead Sciences                               264,710(b)            12,507,548
Total                                                              106,803,519

Capital Markets (0.6%)
Franklin Resources                            168,785               14,915,531
State Street                                   91,370                5,046,365
Total                                                               19,961,896

Chemicals (0.3%)
Monsanto                                      144,615                9,112,191

Commercial Banks (0.2%)
Commerce Bancorp                              105,828(d)             3,224,580
ICICI Bank ADR                                104,796(c)             2,478,425
Total                                                                5,703,005

Commercial Services & Supplies (0.5%)
Cendant                                       858,738               14,959,216

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Communications Equipment (5.8%)
Alcatel ADR                                   145,874(b,c)          $1,712,561
CIENA                                       2,217,534(b)             5,255,556
Cisco Systems                               1,943,854(b)            33,920,252
Nokia ADR                                   8,534,111(c)           143,543,747
Total                                                              184,432,116

Computers & Peripherals (2.9%)
Dell                                        1,276,331(b)            40,689,432
EMC                                         2,415,721(b)            33,723,465
Hewlett-Packard                               583,494               16,361,172
Total                                                               90,774,069

Consumer Finance (0.2%)
Capital One Financial                          49,677                3,792,839
First Marblehead                               70,780(d)             2,094,380
Total                                                                5,887,219

Diversified Telecommunication Services (16.3%)
ALLTEL                                        324,733               20,087,983
Brasil Telecom
  Participacoes ADR                           247,060(c)            10,280,167
Chunghwa Telecom ADR                          346,615(c)             6,003,372
France Telecom                                362,413(c)             9,421,705
Sprint Nextel                              15,765,118              367,484,900
Tele Norte Leste
  Participacoes ADR                           750,940(c)            13,291,638
Telewest Global                             4,036,538(b,c)          92,073,431
Total                                                              518,643,196

Energy Equipment & Services (1.2%)
Halliburton                                   363,620               21,489,941
Nabors Inds                                    49,250(b,c)           3,380,028
Schlumberger                                   75,432                6,846,963
Transocean                                    111,200(b)             6,392,888
Total                                                               38,109,820

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Food & Staples Retailing (2.1%)
Rite Aid                                    2,675,395(b)            $9,363,883
Safeway                                       904,290               21,033,785
Wal-Mart Stores                               736,646               34,850,722
Total                                                               65,248,390

Food Products (0.9%)
General Mills                                 133,640                6,449,466
Kellogg                                       501,190               22,137,563
Total                                                               28,587,029

Health Care Equipment & Supplies (3.7%)
Alcon                                          54,916(c)             7,298,336
Baxter Intl                                 1,180,000               45,111,400
Boston Scientific                           1,020,075(b)            25,624,284
Guidant                                       486,740               30,664,620
Hospira                                       240,167(b)             9,570,655
Total                                                              118,269,295

Health Care Providers & Services (6.1%)
Aetna                                         129,761               11,491,634
AmerisourceBergen                              97,019                7,399,639
Cardinal Health                               753,672               47,112,037
HCA                                           956,488               46,093,157
HealthSouth                                   507,893(b)             2,072,203
Magellan Health Services                      194,059(b)             5,769,374
McKesson                                      122,988                5,587,345
Medco Health Solutions                        356,370(b)            20,134,905
UnitedHealth Group                            798,302               46,213,703
Universal Health Services Cl B                 64,827                3,055,945
Total                                                              194,929,942

Hotels, Restaurants & Leisure (0.2%)
McDonald's                                    183,091                5,785,676

Household Durables (0.5%)
Harman Intl Inds                              103,470               10,332,514
Sony                                          196,300(c)             6,340,962
Total                                                               16,673,476

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   ---   RIVERSOURCE GROWTH FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Household Products (3.8%)
Procter & Gamble                            1,603,670              $89,789,483
Spectrum Brands                             1,491,361(b)            30,871,173
Total                                                              120,660,656

Industrial Conglomerates (1.4%)
General Electric                              509,543               17,278,603
Tyco Intl                                     982,871(c)            25,937,966
Total                                                               43,216,569

Insurance (2.5%)
ACE                                           388,636(c)            20,247,936
American Intl Group                           758,143               49,127,666
Chubb                                          35,323                3,283,979
Hartford Financial
  Services Group                               78,853                6,288,527
Total                                                               78,948,108

Internet & Catalog Retail (0.2%)
eBay                                          123,320(b)             4,883,472

Internet Software & Services (3.4%)
Google Cl A                                   287,153(b)           106,861,117

Media (10.7%)
Clear Channel
  Communications                              205,000                6,236,100
Comcast Cl A                                1,485,142(b)            41,331,502
Comcast Special Cl A                          178,606(b)             4,895,590
Grupo Televisa ADR                             47,035(c)             3,438,259
Liberty Global                                847,954(b)            20,113,469
Liberty Global Cl A                         1,514,708               37,519,317
News Corp Cl A                              1,288,390               18,359,558
NTL                                         2,252,740(b,d)         138,138,016
Time Warner                                   855,461               15,252,870
Viacom Cl B                                   378,566               11,724,189
Vivendi Universal ADR                       1,357,536(c)            42,653,781
Total                                                              339,662,651

Metals & Mining (1.7%)
Agnico-Eagle Mines                            141,423(c)             1,931,838
Coeur d'Alene Mines                         3,304,201(b,d)          12,456,838
Glamis Gold                                   169,208(b,c)           3,590,594
Kinross Gold                                  387,782(b,c)           2,706,718
Newmont Mining                                646,062               27,522,242
PAN American Silver                           286,861(b,c)           4,558,221
Stillwater Mining                             167,890(b)             1,695,689
Total                                                               54,462,140

Multiline Retail (0.2%)
JC Penney                                      89,528                4,583,833
Kohl's                                         63,066(b)             3,035,367
Total                                                                7,619,200

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Oil & Gas (4.1%)
Anadarko Petroleum                            173,030              $15,695,551
Burlington Resources                          157,649               11,385,411
Chevron                                       288,200               16,447,574
ConocoPhillips                                332,600               21,745,389
Devon Energy                                  115,201                6,955,836
Exxon Mobil                                   258,440               14,508,822
Kinder Morgan
  Management LLC                                --(b)                       16
Marathon Oil                                  192,200               11,562,752
Ultra Petroleum                               252,303(b)            13,243,384
Valero Energy                                 183,339               19,294,596
Total                                                              130,839,331

Pharmaceuticals (7.7%)
Abbott Laboratories                           404,464               17,412,175
AstraZeneca                                   111,443(c)             4,985,158
Bristol-Myers Squibb                          473,689               10,027,996
Eli Lilly & Co                                 57,455                2,860,684
Endo Pharmaceuticals Holdings                  71,592(b)             1,927,257
GlaxoSmithKline ADR                           137,394(c)             7,143,114
Johnson & Johnson                             707,703(d)            44,316,362
Novartis ADR                                  649,378(c)            34,949,524
Pfizer                                      2,775,218               60,333,239
Roche Holding                                 185,822(c)            27,765,753
Schering-Plough                               722,590               14,697,481
Wyeth                                         434,971               19,382,308
Total                                                              245,801,051

Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials                             171,674                2,812,020
ATI Technologies                              219,441(b,c)           3,170,922
Freescale
  Semiconductor Cl A                        1,371,477(b)            32,490,290
Freescale
  Semiconductor Cl B                          302,062(b)             7,213,241
Intel                                       2,079,491               48,868,039
MEMC Electronic Materials                     945,240(b)            16,957,606
Texas Instruments                             370,833               10,587,282
Total                                                              122,099,400

Software (3.8%)
Adobe Systems                                 113,014                3,644,702
Compuware                                     627,357(b)             5,075,318
Macromedia                                    170,027(b)             7,467,586
Mercury Interactive                           461,473(b)            16,054,646
Microsoft                                   2,336,393               60,045,300
Oracle                                      2,205,858(b)            27,970,279
Siebel Systems                                  3,586                   37,115
Total                                                              120,294,946

Thrifts & Mortgage Finance (0.7%)
Countrywide Financial                         330,677               10,505,608
Fannie Mae                                    190,811                9,067,339
Freddie Mac                                    63,554                3,899,038
Total                                                               23,471,985

Tobacco (1.0%)
Altria Group                                  440,690               33,073,785

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Wireless Telecommunication Services (3.9%)
KT Freetel                                     62,430(c)            $1,344,000
LG Telecom                                    310,257(b,c)           1,535,631
NeuStar Cl A                                1,089,839(b)            33,349,073
O2                                          5,270,162(c)            19,197,071
Orascom Telecom GDR                           986,257(c,d)          48,375,905
Partner
  Communications ADR                          185,417(c)             1,509,294
Telesp
  Celular Participacoes ADR                   745,495(c)             2,721,057
Turkcell Iletisim
  Hizmetleri ADR                              281,723(c)             3,713,109
Vodafone Group ADR                            408,961(c)            10,739,316
Total                                                              122,484,456

Total Common Stocks
(Cost: $2,897,514,898)                                          $3,065,239,772

Options Purchased (0.2%)
Issuer        Contracts       Exercise       Expiration               Value(a)
                                price           date
Call
Sprint
   Nextel       9,100          $27.50         Jan. 2006             $3,367,000
Puts
Mini NDX 100 Stock
Index           4,790             160         Nov. 2005              1,844,150
S&P 500
   Index        1,365           1,135         Dec. 2005                832,650

Total Options Purchased
(Cost: $8,569,135)                                                  $6,043,800

Short-Term Securities (4.5%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Bryant Park Funding LLC
  11-21-05                4.01%           $10,000,000(f)            $9,976,667
CAFCO
  11-01-05                4.04             31,100,000               31,096,509
CRC Funding LLC
  11-01-05                4.04             12,200,000(f)            12,198,631
  12-09-05                4.06             20,000,000               19,912,467
Dakota Notes
  12-02-05                4.04             15,000,000(f)            14,946,266
Park Avenue Receivables
  11-29-05                4.01             10,000,000(f)             9,967,778
Park Granada
  11-07-05                3.84             10,000,000(f)             9,992,534
  11-23-05                4.02              5,000,000(f)             4,987,190
  11-29-05                4.04             30,000,000(f)            29,902,608

Total Short-Term Securities
(Cost: $142,996,638)                                              $142,980,650

Total Investments in Securities
(Cost: $3,049,080,671)(g)                                       $3,214,264,222

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   ---   RIVERSOURCE GROWTH FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2005, the value of foreign securities represented 17.9% of net assets.

(d)   At Oct. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of net assets. 3.7% of net assets is the Portfolio's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $91,971,674 or 2.9% of net assets.

(g) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $3,049,081,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $249,766,000
      Unrealized depreciation                                      (84,583,000)
                                                                   -----------
      Net unrealized appreciation                                 $165,183,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
3   ---   RIVERSOURCE GROWTH FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6455-80 D (12/05)

                                  PORTFOLIO HOLDINGS

                                          FOR

                        RIVERSOURCE LARGE CAP EQUITY FUND

                                   AT 0CT. 31, 2005

Investments in Securities

RiverSource Large Cap Equity Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (96.4%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (3.0%)
Boeing                                        121,198               $7,834,239
Empresa Brasileira de
  Aeronautica ADR                              48,136(c)             1,867,195
General Dynamics                               12,492                1,452,820
Goodrich                                      102,466                3,695,949
Honeywell Intl                                200,765                6,866,163
Lockheed Martin                               142,755                8,645,243
Northrop Grumman                               79,343                4,256,752
United Technologies                           150,230                7,703,794
Total                                                               42,322,155

Airlines (0.1%)
Continental Airlines Cl B                      32,900(b)               426,055
US Airways Group                               13,000(b)               320,840
Total                                                                  746,895

Automobiles (0.2%)
Ford Motor                                     78,665                  654,493
General Motors                                 41,563(e)             1,138,826
Harley-Davidson                                11,902                  589,506
Total                                                                2,382,825

Beverages (1.5%)
Coca-Cola                                      61,228                2,619,334
Coca-Cola Enterprises                           8,964                  169,420
PepsiCo                                       309,827               18,304,579
Total                                                               21,093,333

Biotechnology (1.7%)
Amgen                                         171,291(b)            12,977,007
Biogen Idec                                   103,242(b)             4,194,722
Genentech                                      52,604(b)             4,765,922
Gilead Sciences                                55,828(b)             2,637,873
Total                                                               24,575,524

Building Products (0.1%)
American Standard Companies                    16,588                  631,008
Masco                                          44,007                1,254,199
Total                                                                1,885,207

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Capital Markets (2.9%)
Bank of New York                              127,167               $3,979,055
Franklin Resources                             91,030                8,044,321
Investors Financial Services                   93,795                3,581,093
Legg Mason                                     18,947                2,033,203
Lehman Brothers Holdings                       54,546                6,527,520
Merrill Lynch & Co                             53,363                3,454,721
Morgan Stanley                                184,748               10,052,138
State Street                                   59,056                3,261,663
Total                                                               40,933,714

Chemicals (1.0%)
Dow Chemical                                  191,652                8,789,160
Eastman Chemical                               18,068                  953,268
EI du Pont de Nemours & Co                     40,930                1,706,372
Lyondell Chemical                              45,723                1,225,376
Monsanto                                       21,479                1,353,392
RPM Intl                                       26,830                  499,575
Total                                                               14,527,143

Commercial Banks (4.5%)
Bank of America                               625,077               27,340,868
Commerce Bancorp                              107,342(e)             3,270,711
Hibernia Cl A                                  26,170                  776,464
ICICI Bank ADR                                 23,223(c)               549,224
PNC Financial Services Group                   81,128                4,925,281
US Bancorp                                    140,860                4,166,639
Wachovia                                      180,989                9,143,564
Wells Fargo & Co                              232,415               13,991,383
Total                                                               64,164,134

Commercial Services & Supplies (0.6%)
Apollo Group Cl A                               6,698(b)               422,108
Avery Dennison                                 19,911                1,127,958
Cendant                                       327,302                5,701,601
Waste Management                               24,814                  732,261
Total                                                                7,983,928

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Communications Equipment (2.9%)
Alcatel ADR                                    21,666(b,c)            $254,359
CIENA                                         329,916(b)               781,901
Cisco Systems                                 444,485(b)             7,756,263
Corning                                       106,502(b)             2,139,625
Nokia ADR                                   1,755,650(c)            29,530,033
Total                                                               40,462,181

Computers & Peripherals (3.1%)
Dell                                          364,508(b)            11,620,515
EMC                                           745,932(b)            10,413,211
Hewlett-Packard                               376,581               10,559,331
Intl Business Machines                        134,262               10,993,373
Total                                                               43,586,430

Consumer Finance (0.9%)
Capital One Financial                          73,787                5,633,637
First Marblehead                               80,803(e)             2,390,961
MBNA                                          199,046                5,089,606
Total                                                               13,114,204

Containers & Packaging (0.1%)
Temple-Inland                                  56,425                2,078,133

Diversified Financial Services (5.8%)
Citigroup                                     558,781               25,580,995
Consumer Discretionary
  Select Sector SPDR Fund                     183,688                5,846,789
Energy Select Sector
  SPDR Fund                                   202,034(e)             9,859,259
Industrial Select Sector
  SPDR Fund                                   253,673                7,541,698
iShares Dow Jones US
  Healthcare Sector Index Fund                      1                       60
JPMorgan Chase & Co                           377,002               13,805,813
Materials Select Sector
  SPDR Trust                                  323,025(e)             8,912,260
Utilities Select Sector
  SPDR Fund                                   320,716(e)            10,086,518
Total                                                               81,633,392

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 --- RIVERSOURCE LARGE CAP EQUITY FUND --- PORTFOLIO HOLDINGS AT 0CT. 31, 2005

Issuer                                         Shares                 Value(a)

Diversified Telecommunication Services (8.7%)
ALLTEL                                         73,672               $4,557,350
BellSouth                                     147,984                3,850,544
Brasil Telecom
  Participacoes ADR                            48,918(c)             2,035,478
Chunghwa Telecom ADR                          147,306(c)             2,551,340
Citizens Communications                        38,433                  470,420
France Telecom                                 77,098(c)             2,004,328
MCI                                           268,406                5,341,279
SBC Communications                            440,075               10,495,789
Sprint Nextel                               3,120,792               72,743,164
Tele Norte Leste
  Participacoes ADR                           197,197(c)             3,490,387
Telewest Global                               637,824(b,c)          14,548,765
Verizon Communications                         70,301                2,215,185
Total                                                              124,304,029

Electric Utilities (1.2%)
Entergy                                        41,989                2,969,462
Exelon                                        109,116                5,677,305
FPL Group                                      19,443                  837,216
PPL                                            53,381                1,672,961
Southern                                      114,840                4,018,252
TXU                                             9,767                  984,025
Xcel Energy                                    48,585                  890,563
Total                                                               17,049,784

Electrical Equipment (0.1%)
Emerson Electric                               17,650                1,227,558

Electronic Equipment & Instruments (0.1%)
Flextronics Intl                              128,164(b,c)           1,190,644

Energy Equipment & Services (1.2%)
Cooper Cameron                                 18,274(b)             1,347,342
Halliburton                                   116,146                6,864,228
Nabors Inds                                     7,315(b,c)             502,028
Schlumberger                                   46,804                4,248,399
Transocean                                     47,742(b)             2,744,688
Weatherford Intl                               30,451(b)             1,906,233
Total                                                               17,612,918

Food & Staples Retailing (1.6%)
CVS                                           126,673                3,092,088
Rite Aid                                      397,365(b)             1,390,778
Safeway                                       138,677                3,225,627
Wal-Mart Stores                               323,735               15,315,902
Total                                                               23,024,395

Food Products (0.9%)
Campbell Soup                                  34,799                1,012,651
General Mills                                  53,904                2,601,407
Kellogg                                       216,324                9,555,031
Total                                                               13,169,089

Gas Utilities (0.1%)
ONEOK                                          48,027                1,380,296

Health Care Equipment & Supplies (2.4%)
Alcon                                           8,156(c)             1,083,932
Baxter Intl                                   314,370               12,018,365
Boston Scientific                             262,551(b)             6,595,281
Guidant                                       125,655                7,916,265

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Equipment & Supplies (cont.)
Hospira                                        63,013(b)            $2,511,068
Medtronic                                      60,725                3,440,679
Total                                                               33,565,590

Health Care Providers & Services (3.4%)
Aetna                                          32,548                2,882,451
AmerisourceBergen                              14,410                1,099,051
Cardinal Health                               161,153               10,073,674
Caremark Rx                                    13,250(b)               694,300
CIGNA                                          16,573                1,920,314
HCA                                           226,550               10,917,445
HealthSouth                                   217,903(b)               889,044
Magellan Health Services                       28,822(b)               856,878
McKesson                                       18,267                  829,870
Medco Health Solutions                         78,849(b)             4,454,969
UnitedHealth Group                            217,681               12,601,552
Universal Health Services Cl B                 23,281                1,097,466
Total                                                               48,317,014

Hotels, Restaurants & Leisure (0.4%)
Carnival Unit                                  22,301                1,107,691
Marriott Intl Cl A                             23,619                1,408,165
McDonald's                                    108,633                3,432,802
Total                                                                5,948,658

Household Durables (0.2%)
Fortune Brands                                  6,512                  494,717
Harman Intl Inds                               15,368                1,534,649
Sony                                           29,300(c)               946,460
Total                                                                2,975,826

Household Products (2.9%)
Colgate-Palmolive                              92,429                4,895,040
Procter & Gamble                              501,161               28,060,004
Spectrum Brands                               364,677(b)             7,548,814
Total                                                               40,503,858

Industrial Conglomerates (2.6%)
General Electric                              675,934               22,920,922
Tyco Intl                                     504,704(c)            13,319,139
Total                                                               36,240,061

Insurance (4.2%)
ACE                                           228,332(c)            11,896,097
AFLAC                                          48,691                2,326,456
American Intl Group                           459,427               29,770,870
Aon                                            22,639                  766,330
Aspen Insurance Holdings                       55,567(c)             1,344,166
Chubb                                          62,758                5,834,611
Endurance Specialty Holdings                   15,802(c)               523,994
Hartford Financial Services
  Group                                        63,832                5,090,602
Max Re Capital                                 35,256(c)               842,971
State Auto Financial                           15,051                  495,780
Total                                                               58,891,877

Internet & Catalog Retail (0.2%)
eBay                                          69,090(b)              2,735,964

Internet Software & Services (1.3%)
Google Cl A                                    43,978(b)            16,365,973
Yahoo!                                         56,143(b)             2,075,607
Total                                                               18,441,580

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

IT Services (0.6%)
Accenture Cl A                                 42,675(c)            $1,122,779
Affiliated Computer
  Services Cl A                                66,678(b)             3,607,946
Automatic Data Processing                      36,351                1,696,138
Cognizant Technology
  Solutions Cl A                                8,632(b)               379,635
First Data                                     10,842                  438,559
Infosys Technologies ADR                        2,154(c)               146,472
Ness Technologies                              16,741(b,c)             152,176
Paychex                                        22,029                  853,844
Satyam Computer Services ADR                    9,327(c)               318,797
Total                                                                8,716,346

Leisure Equipment & Products (--%)
Mattel                                         25,112                  370,402

Machinery (0.5%)
Caterpillar                                    59,018                3,103,757
Deere & Co                                     15,897                  964,630
Illinois Tool Works                            21,765                1,844,801
Ingersoll-Rand Cl A                            23,446(c)               886,024
ITT Inds                                        8,641                  877,926
Total                                                                7,677,138

Media (7.0%)
Clear Channel Communications                   73,158                2,225,466
Comcast Cl A                                  337,647(b)             9,396,716
Comcast Special Cl A                          132,617(b)             3,635,032
EchoStar Communications Cl A                   31,766                  853,552
Grupo Televisa ADR                              6,986(c)               510,677
Liberty Global                                160,915(b)             3,816,904
Liberty Global Cl A                           259,945                6,438,838
Liberty Media Cl A                            583,957(b)             4,654,137
News Corp Cl A                                475,147                6,770,845
NTL                                           405,797(b)            24,883,471
Time Warner                                   549,125                9,790,899
Viacom Cl B                                   319,520                9,895,534
Vivendi Universal ADR                         419,824(c)            13,190,870
Walt Disney                                   114,313                2,785,808
Total                                                               98,848,749

Metals & Mining (0.7%)
Agnico-Eagle Mines                             21,005(c)               286,928
Alcan                                          36,675(c)             1,162,231
Alcoa                                          54,887                1,333,205
Coeur d'Alene Mines                           490,758(b)             1,850,158
Glamis Gold                                    25,132(b,c)             533,301
Kinross Gold                                   57,596(b,c)             402,020
Newmont Mining                                 95,957                4,087,768
PAN American Silver                            42,606(b,c)             677,009
Stillwater Mining                              24,936(b)               251,854
Total                                                               10,584,474

Multi-Utilities & Unregulated Power (0.4%)
Dominion Resources                             63,704                4,846,601
Duke Energy                                    39,261                1,039,631
Total                                                                5,886,232

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 --- RIVERSOURCE LARGE CAP EQUITY FUND --- PORTFOLIO HOLDINGS AT 0CT. 31, 2005

Issuer                                         Shares                 Value(a)

Multiline Retail (0.9%)
Dollar General                                 15,211                 $295,702
Federated Dept Stores                          15,849                  972,653
JC Penney                                     104,693                5,360,282
Kohl's                                         38,954(b)             1,874,856
Target                                         82,484                4,593,534
Total                                                               13,097,027

Office Electronics (0.1%)
Xerox                                         91,258(b)              1,238,371

Oil & Gas (7.4%)
Amerada Hess                                    3,884                  485,888
Anadarko Petroleum                             97,368                8,832,251
Apache                                         14,069                  898,024
BP ADR                                         69,463(c)             4,612,343
Burlington Resources                           39,493                2,852,184
Chevron                                       282,299               16,110,804
ConocoPhillips                                292,478               19,122,212
Devon Energy                                   74,169                4,478,324
Exxon Mobil                                   659,214               37,008,274
Marathon Oil                                   28,547                1,717,388
Newfield Exploration                           36,573(b)             1,657,854
Occidental Petroleum                           16,773                1,323,054
Royal Dutch Shell ADR Cl A                     21,392(c)             1,327,160
Ultra Petroleum                                37,473(b)             1,966,958
Valero Energy                                  37,950                3,993,858
Total                                                              106,386,576

Paper & Forest Products (0.3%)
Bowater                                        28,246                  748,519
Georgia-Pacific                                29,947                  974,176
Intl Paper                                     43,713                1,275,545
Weyerhaeuser                                   23,960                1,517,627
Total                                                                4,515,867

Personal Products (0.1%)
Estee Lauder                                   26,763                  887,729

Pharmaceuticals (6.1%)
Abbott Laboratories                           134,345                5,783,552
AstraZeneca                                    16,552(c)               740,417
Bristol-Myers Squibb                          127,309                2,695,132
Eli Lilly & Co                                 57,608                2,868,302
Endo Pharmaceuticals
  Holdings                                     29,483(b)               793,682
GlaxoSmithKline ADR                            44,126(c)             2,294,111
Johnson & Johnson                             165,548               10,366,616
Merck & Co                                     76,727                2,165,236
Novartis ADR                                  172,289(c)             9,272,594
Pfizer                                      1,162,101               25,264,075
Roche Holding                                  56,095(c)             8,381,784
Schering-Plough                               378,315                7,694,927
Wyeth                                         186,185                8,296,404
Total                                                               86,616,832

Real Estate Investment Trust (0.4%)
Apartment Investment &
  Management Cl A                              16,375                  628,800
Equity Office Properties Trust                 51,441                1,584,383
HomeBanc                                      394,737                2,842,106
Total                                                                5,055,289

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Road & Rail (0.1%)
Norfolk Southern                               23,471                 $943,534

Semiconductors & Semiconductor Equipment (2.6%)
Analog Devices                                 21,649                  752,952
Applied Materials                              63,319                1,037,165
ATI Technologies                               69,066(b,c)             998,004
Broadcom Cl A                                  42,497(b)             1,804,423
Credence Systems                               27,209(b)               209,509
Cypress Semiconductor                          74,430(b)             1,012,248
Freescale Semiconductor Cl A                  259,225(b)             6,141,040
Freescale Semiconductor Cl B                   99,258(b)             2,370,281
Intel                                         564,796               13,272,707
Linear Technology                              22,169                  736,232
MEMC Electronic Materials                     222,001(b)             3,982,698
Texas Instruments                             168,924                4,822,780
Total                                                               37,140,039

Software (3.1%)
Adobe Systems                                 118,209                3,812,240
Cadence Design Systems                        116,447(b)             1,860,823
Check Point Software
  Technologies                                 11,906(b,c)             266,218
Compuware                                     154,999(b)             1,253,942
Electronic Arts                                 6,827(b)               388,320
Macromedia                                     37,473(b)             1,645,814
Mercury Interactive                            97,377(b)             3,387,746
Microsoft                                     642,770               16,519,189
Oracle                                        774,448(b)             9,820,001
SAP ADR                                        55,734(c)             2,393,218
Siebel Systems                                 57,092                  590,902
Symantec                                       55,442(b)             1,322,292
TIBCO Software                                 33,577(b)               254,849
Total                                                               43,515,554

Specialty Retail (0.7%)
AutoZone                                        2,726(b)               220,533
Bed Bath & Beyond                              13,415(b)               543,576
Circuit City Stores                            11,501                  204,603
Gap                                            36,319                  627,592
Home Depot                                    135,120                5,545,325
Lowe's Companies                               32,060                1,948,286
Staples                                        30,964                  703,812
Tiffany & Co                                    9,407                  370,636
Total                                                               10,164,363

Textiles, Apparel & Luxury Goods (0.1%)
Nike Cl B                                       9,523                  800,408

Thrifts & Mortgage Finance (2.2%)
Countrywide Financial                         360,848               11,464,141
Fannie Mae                                    231,083               10,981,064
Freddie Mac                                   118,843                7,291,018
Washington Mutual                              23,186                  918,166
Total                                                               30,654,389

Tobacco (1.7%)
Altria Group                                   316,618              23,762,181

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Wireless Telecommunication Services (1.5%)
KT Freetel                                     21,820(c)              $469,743
LG Telecom                                    108,414(b,c)             536,600
NeuStar Cl A                                  161,869(b)             4,953,191
O2                                            782,754(c)             2,851,257
Orascom Telecom GDR                           146,485(c)             7,185,090
Partner Communications ADR                     27,539(c)               224,167
Telesp Celular Participacoes
  ADR                                         110,725(c)               404,146
Turkcell Iletisim Hizmetleri
  ADR                                          41,843(c)               551,491
Vodafone Group ADR                            128,078(c)             3,363,328
Total                                                               20,539,013

Total Common Stocks
(Cost: $1,320,422,131)                                          $1,365,468,852

Short-Term Securities (5.7%)(f)
Issuer               Effective                 Amount                   Value(a)
                       yield                 payable at
                                              maturity

Commercial Paper
Bryant Park Funding LLC
  11-07-05              3.87%              $5,000,000(d)            $4,996,238
  11-21-05              4.01                5,000,000(d)             4,988,333
Charta LLC
  11-01-05              4.04               21,100,000               21,097,632
Dakota Notes
  12-02-05              4.04               20,000,000(d)            19,928,355
Park Avenue Receivables
  11-29-05              4.01                5,000,000(d)             4,983,889
Park Granada LLC
  11-10-05              3.91               20,000,000(d)            19,978,278
Sheffield Receivables
  11-30-05              4.03                5,000,000                4,983,250

Total Short-Term Securities
(Cost: $80,964,961)                                                $80,955,975

Total Investments in Securities
(Cost: $1,401,387,092)(g)                                       $1,446,424,827

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 --- RIVERSOURCE LARGE CAP EQUITY FUND --- PORTFOLIO HOLDINGS AT 0CT. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2005, the value of foreign securities represented 10.9% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $54,875,093 or 3.9% of net assets.

(e)   At Oct. 31, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 2.4% of net assets. 3.3% of net assets is the Fund's cash equivalent position.

(g) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $1,401,387,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 90,985,000
      Unrealized depreciation                                      (45,947,000)
                                                                   -----------
      Net unrealized appreciation                                 $ 45,038,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
4 --- RIVERSOURCE LARGE CAP EQUITY FUND --- PORTFOLIO HOLDINGS AT 0CT. 31, 2005

                                                             S-6244-80 D (12/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                        RIVERSOURCE LARGE CAP VALUE FUND

                                AT OCT. 31, 2005

Investments in Securities

RiverSource Large Cap Value Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (96.6%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (4.2%)
Boeing                                          8,803                 $569,026
Empresa Brasileira de
  Aeronautica ADR                               8,975(c)               348,140
General Dynamics                                3,652                  424,728
Goodrich                                       12,242                  441,569
Honeywell Intl                                 27,084                  926,273
Lockheed Martin                                15,200                  920,512
Northrop Grumman                               23,195                1,244,411
United Technologies                            18,413                  944,219
Total                                                                5,818,878

Automobiles (0.1%)
General Motors                                  5,137                  140,754

Beverages (1.3%)
Coca-Cola                                       8,433                  360,764
Coca-Cola Enterprises                           2,618                   49,480
PepsiCo                                        24,508                1,447,933
Total                                                                1,858,177

Biotechnology (0.1%)
Biogen Idec                                     4,118(b)               167,314

Building Products (0.4%)
American Standard Companies                     4,849                  184,456
Masco                                          12,865                  366,652
Total                                                                  551,108

Capital Markets (5.1%)
Bank of New York                               30,826                  964,546
Franklin Resources                              6,937                  613,023
Investors Financial Services                   14,948                  570,715
Legg Mason                                      3,231                  346,719
Lehman Brothers Holdings                        9,397                1,124,539
Merrill Lynch & Co                             15,600                1,009,944
Morgan Stanley                                 33,338                1,813,920
State Street                                   10,002                  552,410
Total                                                                6,995,816

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Chemicals (2.0%)
Dow Chemical                                   44,322               $2,032,607
Eastman Chemical                                5,282                  278,678
Lyondell Chemical                              13,366                  358,209
RPM Intl                                        7,843                  146,037
Total                                                                2,815,531

Commercial Banks (8.0%)
Bank of America                               111,764                4,888,557
Commerce Bancorp                                7,770                  236,752
PNC Financial Services Group                   14,177                  860,686
US Bancorp                                     41,178                1,218,045
Wachovia                                       30,280                1,529,746
Wells Fargo & Co                               38,903                2,341,961
Total                                                               11,075,747

Commercial Services & Supplies (0.6%)
Avery Dennison                                  5,821                  329,760
Cendant                                        26,093                  454,540
Total                                                                  784,300

Communications Equipment (1.3%)
Cisco Systems                                  29,335(b)               511,896
Corning                                         7,321(b)               147,079
Nokia ADR                                      67,113(c)             1,128,840
Total                                                                1,787,815

Computers & Peripherals (2.8%)
Dell                                           16,862(b)               537,561
EMC                                            44,657(b)               623,412
Hewlett-Packard                                50,106                1,404,972
Intl Business Machines                         16,806                1,376,075
Total                                                                3,942,020

Consumer Finance (1.2%)
Capital One Financial                           8,383                  640,042
First Marblehead                                3,912                  115,756
MBNA                                           33,248                  850,151
Total                                                                1,605,949

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Containers & Packaging (0.4%)
Temple-Inland                                  16,495                 $607,511

Diversified Financial Services (5.5%)
Citigroup                                     106,283                4,865,636
JPMorgan Chase & Co                            76,450                2,799,599
Total                                                                7,665,235

Diversified Telecommunication Services (5.8%)
ALLTEL                                          3,677                  227,459
BellSouth                                      43,261                1,125,651
Chunghwa Telecom ADR                           27,474(c)               475,850
Citizens Communications                        11,235                  137,516
MCI                                            78,463                1,561,414
SBC Communications                             88,925                2,120,861
Sprint Nextel                                  68,357                1,593,402
Tele Norte Leste
  Participacoes ADR                             4,867(c)                86,146
Telewest Global                                10,023(b,c)             228,625
Verizon Communications                         15,434                  486,325
Total                                                                8,043,249

Electric Utilities (2.9%)
Entergy                                        12,275                  868,088
Exelon                                         23,891                1,243,048
FPL Group                                       5,684                  244,753
PPL                                            15,605                  489,061
Southern                                       24,427                  854,701
Xcel Energy                                    14,203                  260,341
Total                                                                3,959,992

Electronic Equipment & Instruments (0.2%)
Flextronics Intl                               24,921(b,c)             231,516

Energy Equipment & Services (1.8%)
Cooper Cameron                                  5,342(b)               393,866
Halliburton                                    11,982                  708,135
Schlumberger                                    3,102                  281,569
Transocean                                      9,128(b)               524,769
Weatherford Intl                                8,902(b)               557,265
Total                                                                2,465,604

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 --- RIVERSOURCE LARGE CAP VALUE FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Food & Staples Retailing (0.9%)
CVS                                            11,907                 $290,650
Wal-Mart Stores                                20,547                  972,078
Total                                                                1,262,728

Food Products (0.9%)
Campbell Soup                                   4,699                  136,741
General Mills                                   9,955                  480,428
Kellogg                                        13,691                  604,732
Total                                                                1,221,901

Gas Utilities (0.3%)
ONEOK                                          14,040                  403,510

Health Care Equipment & Supplies (1.4%)
Baxter Intl                                    18,574                  710,084
Boston Scientific                              13,052(b)               327,866
Guidant                                         9,478                  597,114
Hospira                                         7,993(b)               318,521
Total                                                                1,953,585

Health Care Providers & Services (1.3%)
Cardinal Health                                 6,609                  413,129
CIGNA                                           4,845                  561,390
HCA                                            15,232                  734,029
Medco Health Solutions                          2,005(b)               113,283
Total                                                                1,821,831

Hotels, Restaurants & Leisure (0.4%)
McDonald's                                     16,971                  536,284

Household Products (2.0%)
Colgate-Palmolive                               8,082                  428,023
Procter & Gamble                               28,836                1,614,527
Spectrum Brands                                31,761(b)               657,453
Total                                                                2,700,003

Industrial Conglomerates (2.2%)
General Electric                               43,020                1,458,808
Tyco Intl                                      58,492(c)             1,543,604
Total                                                                3,002,412

Insurance (5.5%)
ACE                                            35,896(c)             1,870,182
AFLAC                                           3,631                  173,489
American Intl Group                            52,984                3,433,363
Aspen Insurance Holdings                        5,964(c)               144,269
Chubb                                          12,458                1,158,220
Endurance Specialty Holdings                    4,619(c)               153,166
Hartford Financial
  Services Group                                8,781                  700,285
Total                                                                7,632,974

Internet Software & Services (0.1%)
Google Cl A                                       388(b)               144,390

IT Services (0.8%)
Accenture Cl A                                  9,283(c)               244,236
Affiliated Computer
  Services Cl A                                15,477(b)               837,460
Total                                                                1,081,696

Leisure Equipment & Products (0.1%)
Mattel                                          7,341                  108,280

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Machinery (1.1%)
Caterpillar                                     9,115                 $479,357
Deere & Co                                      4,647                  281,980
Illinois Tool Works                             3,030                  256,823
Ingersoll-Rand Cl A                             6,854(c)               259,013
ITT Inds                                        2,526                  256,642
Total                                                                1,533,815

Media (6.2%)
Clear Channel Communications                    4,440                  135,065
Comcast Cl A                                   21,660(b)               602,798
Comcast Special Cl A                           30,164(b)               826,795
EchoStar Communications Cl A                    9,286                  249,515
Liberty Global                                 10,224(b)               242,513
Liberty Global Cl A                            10,224                  253,248
Liberty Media Cl A                            138,558(b)             1,104,307
News Corp Cl A                                 21,857                  311,462
NTL                                            20,798(b)             1,275,334
Time Warner                                    51,617                  920,331
Viacom Cl B                                    43,590                1,349,983
Vivendi Universal ADR                          14,276(c)               448,552
Walt Disney                                    33,417                  814,372
Total                                                                8,534,275

Metals & Mining (0.3%)
Alcan                                          10,721(c)               339,748
Alcoa                                           5,344                  129,806
Total                                                                  469,554

Multi-Utilities & Unregulated Power (0.8%)
Dominion Resources                             14,467                1,100,649

Multiline Retail (0.8%)
Federated Dept Stores                           4,633                  284,327
JC Penney                                       7,153                  366,234
Target                                          7,850                  437,166
Total                                                                1,087,727

Office Electronics (0.1%)
Xerox                                          10,440(b)               141,671

Oil & Gas (12.1%)
Amerada Hess                                    1,129                  141,238
Anadarko Petroleum                             20,951                1,900,465
BP ADR                                         20,306(c)             1,348,318
Chevron                                        44,172                2,520,896
ConocoPhillips                                 54,148                3,540,197
Devon Energy                                   10,961                  661,825
Exxon Mobil                                   102,593                5,759,572
Newfield Exploration                           10,691(b)               484,623
Royal Dutch Shell ADR Cl A                      6,254(c)               387,998
Total                                                               16,745,132

Paper & Forest Products (1.0%)
Bowater                                         8,232                  218,148
Georgia-Pacific                                 8,755                  284,800
Intl Paper                                     12,779                  372,891
Weyerhaeuser                                    7,004                  443,634
Total                                                                1,319,473

Personal Products (--%)
Estee Lauder Companies Cl A                     2,025                   67,169

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Pharmaceuticals (4.1%)
Bristol-Myers Squibb                           16,650                 $352,481
GlaxoSmithKline ADR                             6,934(c)               360,499
Johnson & Johnson                               3,070                  192,243
Merck & Co                                     22,430                  632,975
Novartis ADR                                   10,476(c)               563,818
Pfizer                                        110,662                2,405,791
Schering-Plough                                34,106                  693,716
Wyeth                                          11,418                  508,786
Total                                                                5,710,309

Real Estate Investment Trust (0.5%)
Apartment Investment &
  Management Cl A                               4,787                  183,821
Equity Office Properties Trust                 15,038                  463,170
HomeBanc                                       15,340                  110,448
Total                                                                  757,439

Semiconductors & Semiconductor Equipment (1.7%)
ATI Technologies                               10,662(b,c)             154,066
Broadcom Cl A                                   6,185(b)               262,615
Credence Systems                                7,954(b)                61,246
Cypress Semiconductor                          21,758(b)               295,909
Freescale Semiconductor Cl A                   10,225(b)               242,230
Freescale Semiconductor Cl B                    3,356(b)                80,141
Intel                                          24,314                  571,379
MEMC Electronic Materials                      23,804(b)               427,044
Texas Instruments                               8,628                  246,329
Total                                                                2,340,959

Software (1.9%)
Cadence Design Systems                         34,041(b)               543,975
Compuware                                      18,072(b)               146,202
Microsoft                                      37,026                  951,568
Oracle                                         55,045(b)               697,971
Siebel Systems                                 16,534                  171,127
TIBCO Software                                  9,815(b)                74,496
Total                                                                2,585,339

Specialty Retail (0.5%)
Gap                                            10,617                  183,462
Home Depot                                     12,785                  524,696
Total                                                                  708,158

Thrifts & Mortgage Finance (3.2%)
Countrywide Financial                          47,807                1,518,828
Fannie Mae                                     35,584                1,690,952
Freddie Mac                                    16,031                  983,502
Washington Mutual                               6,778                  268,409
Total                                                                4,461,691

Tobacco (2.3%)
Altria Group                                   43,033                3,229,627

Wireless Telecommunication Services (0.4%)
Vodafone Group ADR                             19,603(c)               514,775

Total Common Stocks
(Cost: $125,405,590)                                              $133,693,872

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 --- RIVERSOURCE LARGE CAP VALUE FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

Short-Term Securities (3.3%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Deutsche Bank
  11-01-05                4.04%            $2,800,000               $2,799,686
Preferred Receivables Funding
  11-30-05                4.03              1,800,000(d)             1,793,970

Total Short-Term Securities
(Cost: $4,594,171)                                                  $4,593,656

Total Investments in Securities
(Cost: $129,999,761)(e)                                           $138,287,528

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2005, the value of foreign securities represented 7.8% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $1,793,970 or 1.3% of net assets.

(e) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $130,000,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $12,983,000
      Unrealized depreciation                                       (4,695,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 8,288,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
3 --- RIVERSOURCE LARGE CAP VALUE FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6246-80 D (12/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP GROWTH SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 23, 2005